INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of income tax provision

Years ended December 31,
	2024	2023
Current
Federal	$—	$—
State	—	—
Foreign	—	—
Total Current	—	—
Deferred
Federal	$—	$—
State	—	—
Foreign	—	—
Total Deferred	—	—
Total income taxes	$—	$—

Summary of significant components of the Company's deferred income tax assets, net

	Years ended December 31,
	2024	2023
Deferred tax assets
Other	$10,566	$4,266
Amortization and impairment	492,385	—
ROU asset	78,087	157,555
Net operating losses	8,450,019	5,408,937
Deferred tax assets	9,031,057	5,570,758
Less: Valuation allowance	(8,888,489)	(5,207,943)
Total deferred tax assets	$142,568	$362,815
Deferred tax liabilities
Depreciation, amortization, and impairment	(28,220)	(219,512)
Lease assets	(114,348)	(143,303)
Deferred tax liabilities	(142,568)	(362,815)
Net deferred tax assets	$—	$—